Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	15,000,000	20,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	25,795,072	18,072,169
Common stock, shares outstanding	25,768,035	18,045,132
Treasury stock, shares	27,037	27,037
Series A preferred stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued	0	10,000
Preferred stock, shares outstanding	0	10,000
Series B preferred stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued	0	1
Preferred stock, shares outstanding	0	1